EVENTS SUBSEQUENT TO THE DATE (Details Narrative) - Forecast [Member] - Standby Equity Purchase Agreement [Member] $ in Thousands	Sep. 17, 2026 USD ($) shares
Number of shares purchased	$ 50,000
Debt principal amount	$ 3,880
Debt discount percentage	10.00%
First Note [Member]
Debt principal amount	$ 2,220
Proceeds from debt	1,998
Second Note [Member]
Debt principal amount	$ 1,660
AlphaVest Initial Shareholders, shares | shares	450,000